Goodwill and Other Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 404	$ 483
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	1,363	1,208
In process software not subject to amortization [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 589	$ 550